Note 11 - Business Combination (Detail) - Pro Forma Balance Sheet (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jan. 29, 2007	Sep. 30, 2012 Pro Forma [Member] American Sierra Gold Corp. [Member]	Sep. 30, 2012 Pro Forma [Member] Medina Gold Inc. [Member]	Sep. 30, 2012 Pro Forma [Member] Merged Financials [Member]
Current Assets
Cash	$ 259	$ 10,856	$ 15,326				$ 0	$ 6,723	$ 59,918	$ 66,641
Prepaid Expenses	0	2,500							4,500	4,500
Investments									80,000	80,000
Total Current Assets	259	13,356						6,723	144,418	151,141
Other Assets
Mining claims	0	0							2,388,565	2,388,565
Goodwill										4,600,054
Total Other Assets	0	10,573							2,388,565	6,988,619
Total Assets	259	23,929						6,723	2,532,983	7,139,760
Current Liabilities
Accounts payable and accrued expenses	11,484	7,895						9,000		9,000
Related party loans	3,771	0						3,771	16,214	19,985
Note payable	35,000	0						70,000
Total current liabilities	59,505	7,895						82,771	16,214	28,985
Total Liabilities	59,505	52,895						82,771	16,214	28,985
STOCKHOLDERS’ EQUITY
Common stock, $.001 par value 133,333,334 authorized, 70,452,770 shares issued and outstanding	6,392	68,201						6,084	64,061	70,453
Capital in excess of par value								5,194,858	4,262,480	8,866,846
Subscription receivable									(370,000)	(370,000)
Accumulated during the development stage	(5,260,188)	(5,181,408)						(5,276,990)	(1,439,772)	(1,456,524)
Total stockholders' equity	(59,246)	(28,966)	(304,538)	77,339	(17,150)	34,824		(76,048)	2,516,769	7,110,775
Total liabilities and stockholders' deficit	$ 259	$ 23,929						$ 6,723	$ 2,532,983	$ 7,139,760